RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Change in Net Assets Available For Benefits (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase before transfers per the financial statements	$ 8,527,699
Change in contributions receivable	(17,755)
Net income per Form 5500	$ 8,509,944